MKV-Q1

Quarterly Report
August 31, 2025
MFS®  International Large Cap Value Fund

Portfolio of Investments
8/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 97.3%
Aerospace & Defense – 1.7%
BAE Systems PLC	2,489,831	$59,144,367
Dassault Aviation S.A.	207,463	65,531,960
		$124,676,327
Airlines – 1.3%
Ryanair Holdings PLC, ADR	1,479,271	$93,889,330
Alcoholic Beverages – 2.3%
Diageo PLC	3,460,836	$95,845,375
Heineken N.V.	836,291	67,508,002
		$163,353,377
Apparel Manufacturers – 0.7%
Burberry Group PLC (a)	1,511,532	$26,221,734
Compagnie Financiere Richemont S.A.	123,369	21,546,982
		$47,768,716
Automotive – 2.5%
Aptiv PLC (a)	651,769	$51,835,188
Compagnie Generale des Etablissements Michelin	1,323,020	47,873,488
DENSO Corp.	3,100,200	44,300,320
USS Co. Ltd.	2,945,900	35,710,674
		$179,719,670
Broadcasting – 1.1%
Publicis Groupe	860,415	$79,360,305
Brokerage & Asset Managers – 4.8%
B3 S.A. - Brasil Bolsa Balcao	17,727,400	$42,439,693
Barclays PLC	31,495,497	153,419,807
Deutsche Boerse AG	239,274	70,429,546
IG Group Holdings PLC	5,170,796	78,973,981
		$345,263,027
Business Services – 1.8%
RS Group PLC	3,644,626	$27,832,332
Secom Co. Ltd.	1,070,900	39,650,678
Sodexo	1,081,744	64,921,807
		$132,404,817
Computer Software - Systems – 7.6%
Amadeus IT Group S.A.	1,184,864	$99,249,944
Capgemini	732,160	104,028,481
Fujitsu Ltd.	1,660,400	40,314,483
Hitachi Ltd.	3,556,900	95,827,266
NEC Corp.	4,033,000	123,983,231
Samsung Electronics Co. Ltd.	1,767,647	88,445,811
		$551,849,216
Construction – 1.8%
CRH PLC	398,687	$45,031,697
James Hardie Industries PLC, GDR (a)	821,374	16,684,033
Techtronic Industries Co. Ltd.	5,554,500	71,165,517
		$132,881,247

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.6%
Haleon PLC	9,449,220	$46,348,012
Reckitt Benckiser Group PLC	960,145	71,764,579
		$118,112,591
Electrical Equipment – 4.3%
Legrand S.A.	423,112	$64,399,335
Mitsubishi Electric Corp.	5,465,700	131,672,450
Schneider Electric SE	463,363	113,865,663
		$309,937,448
Electronics – 1.8%
Kyocera Corp.	4,174,100	$56,008,462
NXP Semiconductors N.V.	302,689	71,086,511
		$127,094,973
Energy - Independent – 0.4%
Woodside Energy Group Ltd.	1,816,829	$31,318,525
Energy - Integrated – 6.1%
Aker BP ASA	1,351,047	$34,125,121
Cenovus Energy, Inc.	1,311,224	21,806,791
Eni S.p.A.	7,213,185	128,622,744
Suncor Energy, Inc.	2,268,687	93,780,435
TotalEnergies SE	2,598,990	162,669,874
		$441,004,965
Food & Beverages – 1.2%
Danone S.A.	1,083,588	$90,234,146
Food & Drug Stores – 1.6%
Tesco PLC	19,788,202	$113,054,217
General Merchandise – 0.3%
B&M European Value Retail S.A.	7,385,467	$24,027,149
Insurance – 3.8%
Manulife Financial Corp.	2,389,072	$73,497,865
St. James's Place PLC	3,079,420	52,817,608
Willis Towers Watson PLC	454,929	148,666,248
		$274,981,721
Interactive Media Services – 0.4%
Baidu, Inc., ADR (a)	269,883	$25,719,850
Machinery & Tools – 2.6%
Aalberts Industries N.V. (l)	631,675	$22,110,778
Daikin Industries Ltd.	326,100	41,072,189
IHI Corp.	187,700	19,474,785
IMI PLC	1,289,694	39,639,240
Kubota Corp.	1,697,400	19,865,949
Toyota Industries Corp.	285,300	31,722,650
Weir Group PLC	468,986	15,618,840
		$189,504,431
Major Banks – 20.2%
ABN AMRO Group N.V., GDR	2,388,486	$68,879,243
Bank of Ireland Group PLC	8,679,617	128,350,149
BNP Paribas S.A.	2,190,505	196,890,074

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
BPER Banca S.p.A.	6,860,898	$71,259,840
Lloyds Banking Group PLC	43,603,674	46,864,894
Mitsubishi UFJ Financial Group, Inc.	17,658,100	266,884,288
National Bank of Greece S.A.	3,440,032	47,609,757
NatWest Group PLC	38,992,793	269,099,777
Resona Holdings, Inc.	6,780,600	67,556,941
Toronto-Dominion Bank	1,259,750	94,590,177
UBS Group AG	4,986,279	201,781,809
		$1,459,766,949
Medical & Health Technology & Services – 0.9%
ICON PLC (a)	363,137	$64,616,598
Medical Equipment – 1.9%
ConvaTec Group PLC	8,619,015	$27,562,624
Smith & Nephew PLC	5,890,392	110,106,906
		$137,669,530
Metals & Mining – 2.4%
Glencore PLC	23,229,705	$91,742,821
Rio Tinto PLC	1,273,997	79,932,192
		$171,675,013
Other Banks & Diversified Financials – 3.9%
AIB Group PLC	11,619,447	$94,339,522
CaixaBank S.A.	4,484,782	44,754,747
Edenred	688,336	19,890,522
FinecoBank S.p.A.	949,274	20,822,919
Julius Baer Group Ltd.	1,402,040	101,103,178
		$280,910,888
Pharmaceuticals – 5.0%
Novartis AG	192,712	$24,363,864
Roche Holding AG	551,755	179,493,628
Sandoz Group AG	588,184	36,872,223
Sanofi	1,260,785	124,622,106
		$365,351,821
Printing & Publishing – 1.3%
Informa PLC	5,677,277	$66,789,340
Springer Nature AG & Co. KGaA	944,508	24,751,550
		$91,540,890
Specialty Chemicals – 1.4%
Akzo Nobel N.V.	515,229	$35,563,218
Nitto Denko Corp.	2,926,800	65,762,464
		$101,325,682
Specialty Stores – 0.7%
Alibaba Group Holding Ltd., ADR	202,457	$27,331,695
Shimamura Co. Ltd. (l)	320,000	23,702,494
		$51,034,189
Telecom Services – 1.4%
Koninklijke KPN N.V.	15,922,666	$75,927,430
Quebecor, Inc., “B”	726,932	22,088,231
		$98,015,661

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Tobacco – 3.2%
British American Tobacco PLC	3,124,776	$176,751,267
Imperial Brands PLC	1,270,838	53,625,490
		$230,376,757
Utilities - Electric Power – 5.3%
E.ON SE	7,026,288	$125,314,728
Iberdrola S.A.	5,789,544	108,878,989
National Grid PLC	10,469,576	147,308,568
		$381,502,285
Total Common Stocks		$7,029,942,311
Preferred Stocks – 1.6%
Consumer Products – 1.6%
Henkel AG & Co. KGaA	1,402,630	$118,245,908
Mutual Funds (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 4.33% (v)	27,056,054	$27,058,760
Collateral for Securities Loaned – 0.0%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.23% (j)	1,509,320	$1,509,320

Other Assets, Less Liabilities – 0.7%		51,361,286
Net Assets – 100.0%		$7,228,117,585

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $27,058,760 and
$7,149,697,539, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$1,874,491,120	$—	$—	$1,874,491,120
France	1,134,287,761	—	—	1,134,287,761
Japan	55,425,144	1,048,084,180	—	1,103,509,324
Switzerland	565,161,684	—	—	565,161,684
United States	381,236,242	—	—	381,236,242
Germany	338,741,732	—	—	338,741,732
Ireland	316,579,001	—	—	316,579,001
Canada	305,763,499	—	—	305,763,499
Netherlands	269,988,671	—	—	269,988,671
Other Countries	650,815,299	207,613,886	—	858,429,185
Investment Companies	28,568,080	—	—	28,568,080
Total	$5,921,058,233	$1,255,698,066	$—	$7,176,756,299
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At August 31, 2025, the value of securities loaned was $28,522,892. These loans were collateralized by cash of $1,509,320 and
U.S. Treasury Obligations (held by the custodian or a triparty custodian) of $28,613,534.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended August 31, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$98,523,082	$225,999,381	$297,470,547	$4,711	$2,133	$27,058,760

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$923,520	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2025, are as follows:
United Kingdom	26.0%
France	15.7%
Japan	15.3%
Switzerland	7.8%
United States	6.2%
Germany	4.7%
Ireland	4.4%
Canada	4.2%
Netherlands	3.7%
Other Countries	12.0%